COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

27.	COMMITMENTS AND CONTINGENCIES

As of December 31, 2018, the Company's newbuilding program comprised two VLCCs. As of December 31, 2018, total installments of $51.1 million had been paid and the remaining installments to be paid amounted to $114.4 million, all due in 2019. The commitment includes EGCS on both newbuildings.

The Company insures the legal liability risks for its shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. As a member of these mutual associations, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

The Company is a party, as plaintiff or defendant, to several lawsuits in various jurisdictions for unpaid charter hire, demurrage, damages, off-hire and other claims and commercial disputes arising from the operation of its vessels, in the ordinary course of business or in connection with its acquisition activities. The Company believes that the resolution of such claims will not have a material adverse effect on the Company's operations or financial condition individually and in the aggregate.

Following assignments of two property leases in 2015, each to a related party, a subsidiary of the Company has guaranteed the remaining outstanding payments due under the leases of approximately $6.3 million as of December 31, 2018 (2017: approximately $7.9 million). The Company does not believe that it will be required to make any payments under these guarantees and has not recorded a liability in the balance sheet in this respect.

As of December 31, 2018, the Company has committed to the purchase of EGCS on 18 vessels owned by the Company, excluding two EGCS being installed on the Company’s two newbuildings included above, with a financial commitment of $15.7 million excluding installation costs. The Company has also agreed with Ship Finance to share the cost of EGCS equally on two VLCCs chartered from Ship Finance. The Company's remaining commitment to purchase EGCS on these vessels is $1.0 million, excluding installation costs. These remaining commitments are due in 2019.

As of December 31, 2018, the Company has committed to the installation of Ballast Water Treatment Systems on four vessels, with a remaining commitment of $2.8 million excluding installation costs, which is due in 2019.